Leases (Details) - Schedule of supplemental cash flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Supplemental Cash Flow [Abstract]
Cash payments for operating leases	$ 242	$ 247	$ 185